Operating Right-of-Use Lease Liability - Schedule of Maturities of Lease Liabilities (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
VISSIA Mckinney, LLC [Member]
2020	$ 54,951	$ 54,066
2021	55,854	54,951
2022	56,776	55,854
2023	57,715	56,776
2024	53,828	57,715
2025		53,828
Total undiscounted cash flows	292,640	333,190
Less imputed interest (8%)	(85,059)	(85,291)
Present value of lease liability	207,581	247,899
Legend Nutrition, Inc [Member]
2020		37,085
Total undiscounted cash flows	9,272	37,085
Less imputed interest (8%)	(1,314)	(4,281)
Present value of lease liability	$ 7,958	$ 32,804